Commitments and Contingencies - Summary of Future Minimum Rental Payments Under Non-cancelable Operating Leases (10K) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 116,612	$ 171,767
2016		$ 83,755